Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.54

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025130526			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing evidence of XXX	Resolved- - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Buyer-XXX Open-Evidence of XXX is missing in the file, please provide - Due Diligence Vendor-XXX			XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130526			Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing XXX Credit Report	Resolved- - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Buyer-XXX Open-XXX Credit Report is Missing please Provide. - Due Diligence Vendor-XXX			XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130526			Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	XXX: Missing Loan Estimate	Resolved- - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Buyer-XXX Open-Revised Loan estimate is missing for XXX, please provide . - Due Diligence Vendor-XXX			XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130526	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	XXX: Missing Closing Disclosure	Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-XXX: Missing Closing Disclosure Initial Closing Disclosure is missing in the file , please provide . - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX		XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Updated 1008 Document uploaded, Qualifying FICO on the 1008 matches the Qualifying FICO from the Credit Liabilities, Verified - Resolved
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1008 - Seller-XXX
														Open-Qualifying FICO on the 1008 Page is 'XXX' or blank, but the Qualifying FICO from the Credit Liabilities Page is 'XXX' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Qualifying FICO on the 1008 Page is 'XXX', but the Qualifying FICO from the Credit Liabilities Page is 'XXX', Provide updated 1008 with FICO of XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1008 - Seller-XXX	Resolved-Updated 1008 Document uploaded, Qualifying FICO on the 1008 matches the Qualifying FICO from the Credit Liabilities, Verified - Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 provided. Resolved. - Due Diligence Vendor-XXX
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1008 - Seller-XXX
														Open-The 1008 document is missing from the loan file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1008 - Seller-XXX	Resolved-1008 provided. Resolved. - Due Diligence Vendor-XXX Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 XXX Credit Report is Missing	Resolved-Requested XXX credit report provided hence resolved.
 - Due Diligence Vendor-XXX
Resolved-Borrower 2 XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower 2 XXX Credit Report is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Requested XXX credit report provided hence resolved. - Due Diligence Vendor-XXX Resolved-Borrower 2 XXX Credit Report is not missing. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 XXX Credit Report is Missing	Resolved-Requested XXX credit report provided hence resolved.
 - Due Diligence Vendor-XXX
Resolved-Borrower 1 XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower 1 XXX Credit Report is Missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Requested XXX credit report provided hence resolved. - Due Diligence Vendor-XXX Resolved-Borrower 1 XXX Credit Report is not missing. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (XXX)	Resolved-Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. $XXX check, XXX, XXX and tracking info - Seller-XXX
Counter-PCCD, tolerance cure refund to borrower for $XXX, XXX and proof of delivery missing.   - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Lender Credit portion of the condition; XXX XXX do not show cents.   So, the Lender credit shows as XXX on the XXX and on the CD, it shows the full amount as XXX.  Lender’s Credit has always been XXX. - Seller-XXX
Open-A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Appraisal fee on  Section B was increased from initial CD amount $XXX to Final CD/PCCD amount $XXX and There is no Lender credit or XXX.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. $XXX check, LOX, XXX and tracking info - Seller-XXX
 Ready for Review-Document Uploaded. Lender Credit portion of the condition; XXX  XXX do not show cents.   So, the Lender credit shows as XXX on the XXX and on the CD, it shows the full amount as XXX.  Lender’s Credit has always been XXX. - Seller-XXX
																Resolved-Resolved - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party XXX Prior to Close Missing	Resolved-B2 XXX provided. Resolved. - Due Diligence Vendor-XXX
Resolved-Borrower 2 3rd Party XXX Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX) - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. VVOE - Seller-XXX
Open-Borrower 2 3rd Party VOE Prior to Close Missing B2 Verification of Employment within XXX business days of closing missing. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. VVOE - Seller-XXX	Resolved-B2 XXX provided. Resolved. - Due Diligence Vendor-XXX
 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX) - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130392	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Worksheet provided. Resolved. - Due Diligence Vendor-XXX
Resolved-Validation Resolved' - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Income Worksheet - Seller-XXX
														Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for XXX or more borrowers. Worksheet for XXX is illegible. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Income Worksheet - Seller-XXX	Resolved-Worksheet provided. Resolved. - Due Diligence Vendor-XXX Resolved-Validation Resolved' - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130501	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Received verification to proceed, finding resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Ready for Review-XXX,

Can you please go back to XXX and ask them to re-review? We reviewed the file and this meets our guidelines for closing in a XXX.

We have been unable to get XXX to respond to our requests, but we are ok with the way this was handled, it meets our guidelines.

Thank you

Additional exception requests for the aforementioned loan may not be considered upon receipt of a XXX.  A response to this scenario request does not XXX an opinion of credit worthiness, or exception to your lending decision. XXX is not a party to the origination of the loan. XXX. is engaged in the business of purchasing, holding and XXX loans on the XXX from its various correspondent originators.  Any communication that a seller or lender has with XXX. in regards to a loan XXX does not represent any offer, commitment or obligation by XXX  ("XXX") to purchase any loans.  XXX has the right to determine in its XXX  whether to purchase loans based on, among other things, market conditions and completion of due diligence which is acceptable to XXX in its sole discretion. Seller further acknowledges and agrees that XXX is not a party to the origination of the loan and has not taken part in any credit decision with respect to the loan and that Seller's decision to originate a loan shall be made in its XXX and is not contingent upon any agreement by XXX to purchase the loan.  XXX reserves the right at any time to decline to enter into the proposed transaction for any reason without explanation and without any liability to you or your affiliates.  The purchase of any loan shall be governed by the terms and conditions of any XXX between the parties. Attention: This e-mail message is privileged and confidential. If you are not the intended recipient please delete the message and notify the sender. Any views or opinions presented are XXX those of the author.

Thank you,
XXX

XXX
XXX
XXX - Seller-XXX
Counter-Received clarification from investor and they confirmed XXX of any kind cannot be the borrower but may hold title. - Due Diligence Vendor-XXX
Escalated-Escalating for additional review.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please read the response from XXX and XXX. - Seller-XXX
Counter-We agree with the XXX but Trust is the borrower for this loan and section XXX XXX "XXX of any kind cannot be the borrower but may hold title" - Due Diligence Vendor-XXX
Ready for Review-See XXX                                                                                                    XXX Eligible XXX

Ownership must be fee simple. Acceptable forms of XXX are:
• XXX
• XXX
• XXX in Common
• XXX
• All par�es who take �tle to the subject property must sign the XXX                     - Seller-XXX
Counter-The uploaded guideline section XXX shows XXX of any kind cannot be the borrower, please let us know if you can clarify this for us.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. See XXX attached guideline - Seller-XXX
Counter-Received matrix to XXX advantage, loan is an XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. There is nothing in this guideline restricting a XXX. - Seller-XXX
Open-Trusts not allowed as a borrower per guidelines - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-XXX ,

Can you please go back to XXX and ask them to re-review? We reviewed the file and this meets our guidelines for closing in a XXX.

We have been unable to get XXX to respond to our requests, but we are ok with the way this was handled, it meets our guidelines.

Thank you

Additional exception requests for the aforementioned loan may not be considered upon receipt of a XXX.  A response to this scenario request does not constitute an opinion of credit worthiness, or exception to your lending decision. XXX is not a party to the origination of the loan. XXX. is engaged in the business of purchasing, holding and selling residential mortgage loans on the XXX from its various correspondent originators.  Any communication that a seller or lender has with XXX . in regards to a loan scenario does not represent any offer, commitment or obligation by XXX ("XXX") to purchase any loans.  XXX has the right to determine in its XXX discretion whether to purchase loans based on, among other things, market conditions and completion of due diligence which is acceptable to XXX in its XXX . Seller further acknowledges and agrees that XXX is not a party to the origination of the loan and has not taken part in any credit decision with respect to the loan and that Seller's decision to originate a loan shall be made in its sole discretion and is not contingent upon any agreement by XXX to purchase the loan.  XXX reserves the right at any time to decline to enter into the proposed transaction for any reason without explanation and without any liability to you or your affiliates.  The purchase of any loan shall be governed by the terms and conditions of any final agreement between the parties. Attention: This e-mail message is privileged and confidential. If you are not the intended recipient please delete the message and notify the sender. Any views or opinions presented are XXX those of the XXX.

Thank you,
XXX

XXX
XXX
XXX - Seller-XXX
 Ready for Review-Document Uploaded. Please read the response from XXX and disposition. - Seller-XXX
 Ready for Review-See XXX                                                                                                    2.2 Eligible Ves�ng

Ownership must be fee simple. Acceptable forms of XXX are:
• XXX
• XXX
• XXX in Common
• XXX Revocable Trust
• All par�es who take �tle to the subject property must sign the Security Instrument                     - Seller-XXX
 Ready for Review-Document Uploaded. See XXX attached guideline - Seller-XXX
 Ready for Review-Document Uploaded. There is nothing in this guideline restricting a XXX. - Seller-XXX
																Resolved-Received verification to proceed, finding resolved - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130409	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	Final CD: Closing Cost Detail fee(s) not disclosed in the proper section based on ability to shop	Resolved-Fees in section XXX. Compliance passes. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. These fees are already in section XXX.  Please see attached XXX. - Seller-XXX
														Open-Guaranty Fee and Tax Certificate Fee are paid to a provider that’s not on providers list, but the fees are still in section XXX move these fees (Guaranty Fee and Tax Certificate Fee) to section XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. These fees are already in section XXX. Please see attached XXX. - Seller-XXX	Resolved-Fees in section XXX. Compliance passes. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130409	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Provide updated fraud report with all cleared alerts as the one on file shows uncleared alerts. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130404	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	XXX: Missing Closing Disclosure	Resolved-TRID: XXX Closing Disclosure Provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Title has confirmed and provided the only signed CD’s they have which are the XXX e-signed copies with correct balanced payoff figures.  The XXX e-signed CD’s attached are the Final CD’s
 - Seller-XXX
Counter- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Compliance response: It appears that a revised CD was sent after original closing date of XXX, due to a revised payoff amount.  That is the only change.
It is common for payoffs to change a bit at time of closing/funding, and we will rebalance with the settlement agent.    The e-signed CD is the Final CD and it matches the attached XXX.
Please see the attached CD’s within Closing package and revised CD e-signed with correct payoff amount.
 - Seller-XXX
Open-TRID: Missing Final Closing Disclosure. We have FINAL CD on page#XXX-XXX Issued & Sign date is XXX but we require Prior to closing date XXX. Provide the updated FINAL CD Document.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX has confirmed and provided the only signed CD’s they have which are the XXX e-signed copies with correct balanced payoff figures. The XXX e-signed CD’s attached are the Final CD’s
 - Seller-XXX
 Ready for Review-Document Uploaded. Compliance response: It appears that a revised CD was sent after original closing date of XXX, due to a revised payoff amount.  That is the only change.
It is common for payoffs to change a bit at time of closing/funding, and we will rebalance with the settlement agent.    The e-signed CD is the Final CD and it matches the attached Final XXX.
Please see the attached CD’s within Closing package and revised CD e-signed with correct payoff amount.
 - Seller-XXX
																Resolved-TRID: XXX Disclosure Provided - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf		CD for XXX is what is missing. Appears we have the post closing CD or is the CD dated XXX that is a XXX the actual final CD?	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130404	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	XXX - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance	Resolved-The disclosed Total of Payments (XXX) is understated by more than $XXX when compared to the actual Total of Payments of (XXX). The difference is (XXX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation XXX considers the disclosed Total of Payments inaccurate if it is understated by more than $XXX. (12 CFR 1026.23(h)(2)(ii)) Resolved - Due Diligence Vendor-XXX	Resolved-The disclosed Total of Payments (XXX) is understated by more than $XXX when compared to the actual Total of Payments of (XXX). The difference is ($XXX). After the initiation of foreclosure on the consumer's XXX that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XXX. (12 CFR 1026.23(h)(2)(ii)) Resolved - Due Diligence Vendor-XXX
																				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130404	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 Document uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1008 - Seller-XXX
														Open-The 1008 document is missing from the loan file. Provide the updated 1008 with Monthly Property Tax premium amount showing as per Initial XXX Disclosure & XXX Property Taxes showing as $XXX but 1008 document on page#XXX Tax Premium amount showing as $XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1008 - Seller-XXX	Resolved-Updated 1008 Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130182	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID	XXX - Closing Disclosure and Consummation Date	Resolved-CDs provided and updated. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Initial CD XXX and XXX/CD XXX - Seller-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open-The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is (XXX). Under Regulation XXX, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial Closing disclosure on page#XXX date is XXX and Final Closing disclosure on page#XXX date is XXX not in XXX business days. updated as per documentation. - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Initial CD XXX and XXX/CD XXX - Seller-XXX	Resolved-CDs provided and updated. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130182	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	XXX Coverage Amount is less than Required Coverage Amount	Resolved-Replacement Cost Estimator uploaded, Hazard Insurance Coverage Amount of $XXX is greater than Required Coverage Amount of $XXX, Verified - Resolved - Due Diligence Vendor-XXX
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - Seller-XXX
Open-Hazard Insurance Coverage Amount of $XXX is less than Required Coverage Amount of $XXX and Guaranteed Replacement Coverage indicator is 'No' Hazard Insurance Coverage Amount of $XXX is less than Required Coverage Amount of $XXX and Guaranteed Replacement Coverage indicator is No. There is NO XXX on file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - Seller-XXX	Resolved-Replacement Cost Estimator uploaded, Hazard Insurance Coverage Amount of $XXX is greater than Required Coverage Amount of $XXX, Verified - Resolved - Due Diligence Vendor-XXX
 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025130174	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Per the guideline Version XXX on page#XXX a clear fraud report is required. The fraud report in file pg#XXX is showing a XXX. The required cleared report is missing.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A